PROVISIONS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) claim	Dec. 31, 2021 USD ($)
Disclosure of other provisions
Claims settled during the year | claim		1
Legal proceedings provision	$ 0.0	$ 6.5	$ 18.3
Legal proceedings provision
Disclosure of other provisions
Provisions reversed	6.5	$ 6.3
Estimated financial effect of contingent liabilities	$ 16.6